UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Address of principal executive offices) (Zip code)

J. GLENN HABER
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
 (Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

COMMON STOCKS (97.2%)
	Shares	Value
Consumer Discretionary (8.2%)
Abercrombie & Fitch Co. *	92,600	$7,405,222
Avon Products, Inc. *	195,600	7,732,068
Coach, Inc.	65,175	1,993,051
Gildan Activewear Inc.	57,033	2,347,478
Google Inc. Cl. A	23,400	16,180,632
J.C. Penney Co., Inc. *	136,300	5,995,837
Kohl's Corp.	204,750	9,377,550
MGM Mirage	88,600	7,444,172
News Corp. Cl. A *	511,250	10,475,512
Omnicom Group Inc. *	269,050	12,787,947
TJX Companies, Inc. *	208,450	5,988,769
		87,728,238
Consumer Staples (8.2%)
ConAgra Foods, Inc. *	434,150	10,328,428
Energizer Holdings, Inc.	67,100	7,523,923
Fomento Economico Mexicano S.A. de C.V. - ADR *	148,650	5,673,971
PepsiCo, Inc. *	419,877	31,868,664
Procter & Gamble Co. *	447,088	32,825,201
		88,220,187
Energy (11.8%)
Devon Energy Corp. *	198,300	17,630,853
EnCana Corp. *	75,500	5,130,980
Halliburton Co. *	303,450	11,503,789
National-Oilwell Varco, Inc.	195,541	14,364,442
Noble Corp. *	175,400	9,911,854
NRG Energy, Inc.	122,425	5,305,900
Schlumberger Ltd. *	131,650	12,950,411
Total SA - ADR *	218,475	18,046,035
Transocean Inc.	173,895	24,893,069
Weatherford International Ltd.	104,000	7,134,400
		126,871,733
Financials (15.0%)
American Express Co. *	124,800	6,492,096
American International Group, Inc. *	275,607	16,067,888
Ameriprise Financial, Inc. *	143,150	7,888,996
Annaly Capital Management, Inc. *	293,150	5,329,467
Assurant, Inc. *	140,750	9,416,175
Chubb Corp. *	96,000	5,239,680
Hartford Financial Services Group, Inc. *	147,700	12,877,963
Invesco Ltd.	257,275	8,073,290
J.P. Morgan Chase & Co. *	503,125	21,961,406
Morgan Stanley *	217,050	11,527,525
Paychex, Inc. *	199,625	7,230,418
Principal Financial Group, Inc. *	102,900	7,083,636
Prudential Financial, Inc. *	153,750	14,304,900
State Street Corp. *	158,500	12,870,200
T. Rowe Price Group, Inc. *	119,800	7,293,424
The Charles Schwab Corp. *	275,200	7,031,360
		160,688,424
Health Care (14.5%)
Abbott Laboratories *	159,750	8,969,962
Aetna Inc. *	150,450	8,685,478
Allergan, Inc. *	105,050	6,748,412
Amgen Inc.	91,200	4,235,328
Barr Pharmaceuticals, Inc.	83,500	4,433,850
Baxter International Inc. *	89,200	5,178,060
Endo Pharmaceuticals Holdings Inc.	157,050	4,188,523
Express Scripts, Inc.	80,425	5,871,025
Genentech, Inc.	95,450	6,401,831
Genzyme Corp.	82,700	6,156,188
Gilead Sciences, Inc.	395,275	18,186,603
Hologic, Inc.	93,884	6,444,198
Medtronic, Inc. *	165,000	8,294,550
Merck & Co., Inc. *	375,450	21,817,400
Novartis AG - ADR *	186,450	10,126,100
QIAGEN N.V.	252,950	5,324,598
Shire Pharmaceuticals Group PLC - ADR *	56,713	3,910,361
Teva Pharmaceutical Industries, Ltd. - ADR *	215,050	9,995,524
ThermoFisher Scientific Inc.	52,400	3,022,432
Wyeth *	177,450	7,841,516
		155,831,939
Industrials (1.3%)
ABB Ltd. - ADR *	179,625	5,173,200
Textron Inc. *	117,450	8,374,185
		13,547,385
Information Technology (15.5%)
Adobe Systems, Inc.	347,748	14,859,272
Apple Inc.	79,200	15,687,936

Shares	Value
Autodesk, Inc.	145,775	$7,253,764
Cisco Systems, Inc.	565,935	15,319,860
Citrix Systems, Inc.	147,450	5,604,574
Corning, Inc. *	638,125	15,308,619
Hewlett-Packard Co. *	298,300	15,058,184
Intel Corp. *	540,350	14,405,731
Intersil Corp. *	400,050	9,793,224
Microsoft Corp. *	463,136	16,487,642
National Semiconductor Corp. *	203,750	4,612,900
Oracle Corp.	788,150	17,796,427
QUALCOMM, Inc. *	262,085	10,313,045
Trimble Navigation Ltd.	106,950	3,234,168
		165,735,346
Integrated Oils (0.9%)
Royal Dutch Shell PLC - ADR *	113,450	9,552,490

Materials (8.4%)
Agnico-Eagle Mines Ltd. *		143,250	7,825,748
Alcoa, Inc. *		127,115	4,646,053
Companhia Vale do Rio Doce - ADR *		154,400	5,044,248
E.I. du Pont de Nemours & Co. *		164,500	7,252,805
Freeport-McMoRan Copper & Gold Inc. *		107,750	11,037,910
McDermott International, Inc.		308,849	18,231,356
Mosaic Co.		190,400	17,962,336
Precision Castparts Corp. *		84,000	11,650,800
Weyerhaeuser Co. *		86,700	6,393,258
			90,044,514
Other (3.6%)
Foster Wheeler Ltd.		58,450	9,060,919
General Electric Co. *		787,074	29,176,833
			38,237,752
Producer Durables (5.6%)
ASML Holding N.V. - ADR *		196,472	6,147,609
Boeing Co. *		105,275	9,207,352
Cooper Industries, Ltd. Cl. A. *		165,550	8,754,284
Deere & Co. *		74,400	6,928,128
Emerson Electric Co. *		180,800	10,244,128
Terex Corp.		98,000	6,425,860
United Technologies Corp. *		161,050	12,326,767
			60,034,128
Utilities (4.2%)
America Movil S.A. de C.V. - ADR *		124,100	7,618,499
Comcast Corp. Cl. A		489,825	8,944,204
Constellation Energy Group, Inc. *		82,150	8,422,840
Entergy Corp. *		96,700	11,557,584
Mirant Corp.		230,500	8,984,890
			45,528,017
Total Common Stocks
(Cost $872,812,558)			$1,042,020,153

		Principal
SHORT TERM INVESTMENTS (2.8%)		Amount	Value

Commercial Paper (2.8%)
Home Depot
4.50%, 01/02/2008		$17,219,000	$17,216,848
Kraft Foods
4.20%, 01/02/2008		12,271,000	12,269,556
			29,486,404
Variable Rate Demand Notes**(0.0%)
Wisconsin Corp. Central Credit Union
4.869%		246,675	246,675

Total Short-Term Investments
(Cost $29,733,079)			$29,733,079

Total Investments (100.0%)
(Cost $902,545,637)			$1,071,753,232

Liabilities in Excess of Other Assets (0.0%)			(503,566)
NET ASSETS (100.0%)			$1,071,249,666

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$902,545,637
Gross unrealized appreciation			191,975,047
Grossunrealized depreciation			(22,767,452)
Net unrealized appreciation			$169,207,595

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

COMMON STOCKS (97.1%)
	Shares	Value

Autos and Transportation (0.8%)
Expeditors International of Washington, Inc. *	42,850	$1,914,538

Consumer Discretionary and Services (13.5%)
Coach, Inc.	25,000	764,500
Focus Media Holding Ltd. - ADR	44,625	2,535,146
Google, Inc. Cl. A	11,625	8,038,455
Kohl's Corp.	60,325	2,762,885
MGM Mirage	59,875	5,030,698
News Corp. Cl. A*	203,025	4,159,982
Nike, Inc. *	91,475	5,876,354
Omnicom Group Inc.*	51,925	2,467,995
		31,636,015
Consumer Staples (5.0%)
PepsiCo, Inc. *	76,025	5,770,298
Procter & Gamble Co. *	79,700	5,851,574
		11,621,872
Energy (8.8%)
Halliburton Co. *	98,150	3,720,866
National-Oilwell Varco, Inc.	52,175	3,832,775
Noble Corp. *	66,525	3,759,328
Pioneer Natural Resources Co. *	23,550	1,150,182
Schlumberger Ltd. *	34,175	3,361,795
Transocean Inc.	27,058	3,873,353
Weatherford International Ltd.	13,175	903,805
		20,602,104
Financial Services (9.9%)
American Express Co. *	56,450	2,936,529
BlackRock, Inc. *	19,250	4,173,400
Goldman Sachs Group, Inc. *	22,075	4,747,228
IntercontinentalExchange, Inc.	26,350	5,072,375
T. Rowe Price Group, Inc. *	36,000	2,191,680
The Charles Schwab Corp. *	163,325	4,172,954
		23,294,166

Health Care (17.7%)
Abbott Laboratories *	49,125	2,758,369
Aetna Inc. *	71,275	4,114,706
Alcon, Inc. *	15,750	2,252,880
Allergan, Inc. *	59,250	3,806,220
Barr Pharmaceuticals, Inc.	26,950	1,431,045
Celgene Corp.	22,325	1,031,638
Express Scripts, Inc.	32,075	2,341,475
Genentech, Inc.	51,575	3,459,135
Genzyme Corp.	29,850	2,222,034
Gilead Sciences, Inc.	94,100	4,329,541
Hologic, Inc.	48,290	3,314,626
Intuitive Surgical, Inc.	7,325	2,376,962
Medtronic, Inc.*	54,050	2,717,094
Merck & Co., Inc. *	91,675	5,327,234
		41,482,959

Materials and Processing (10.7%)
Compagnie Generale de Geophysique-Veritas - ADR	24,100	1,350,805
Freeport-McMoRan Copper & Gold Inc. *	38,050	3,897,842
McDermott International, Inc.	78,600	4,639,758
Monsanto Co. *	53,425	5,967,038
Mosaic Co.	40,125	3,785,393
Precision Castparts Corp. *	39,450	5,471,715
		25,112,551
Other (1.6%)
Foster Wheeler Ltd.	14,100	2,185,782
Textron Inc. *	23,925	1,705,853
		3,891,635

Producer Durables (6.5%)
ASML Holding N. V. - ADR *	35,411	1,108,010
Boeing Co. *	35,475	3,102,643
Deere & Co. *	17,850	1,662,192
General Cable Corp.	20,825	1,526,056
Manitowoc Co., Inc. *	34,550	1,687,077
Nokia Corp. - ADR *	82,400	3,163,336
United Technologies Corp. *	39,950	3,057,773
		15,307,087
Technology (20.7%)
Adobe Systems Inc.	88,450	3,779,468
Apple Inc.	30,025	5,947,352
Autodesk, Inc.	35,375	1,760,260
Cisco Systems, Inc.	209,725	5,677,256
Cognizant Technology Solutions Corp.	52,850	1,793,729
Corning Inc. *	113,675	2,727,063
Intel Corp. *	127,250	3,392,485
Intersil Corp. *	61,925	1,515,924

Shares	Value
Microsoft Corp. *	156,050	$5,555,380
National Semiconductor Corp. *	59,850	1,355,004
NVIDIA Corp	64,425	2,191,739
Oracle Corp.	239,775	5,414,120
QUALCOMM, Inc. *	68,475	2,694,491
Research In Motion Ltd.	18,000	2,041,200
Riverbed Technology, Inc.	41,100	1,099,014
VMware, Inc.	19,400	1,648,806
		48,593,291
Utilities (1.9%)
America Movil S.A.B. de C.V. - ADR *		52,900	3,247,531
Mirant Corp.		28,450	1,108,981
			4,356,512
Total Common Stock
(Cost $212,121,616)			$227,812,730

		Principal
SHORT TERM INVESTMENTS (2.4%)		Amount	Value

Commercial Paper (2.3%)
Kraft Foods
4.200%, 01/02/2008		$5,459,000	$5,458,371
Variable Rate Demand Notes**(0.1%)
Wisconsin Corp. Central Credit Union
4.869%		143,759	143,759

Total Short-Term Investments
(Cost $5,602,130)			$5,602,130

Total Investments (99.5%)			$233,414,860
(Cost $217,723,746)

Other Assets in Excess of Liabilities (0.5%)			1,143,038
NET ASSETS - 100.0%			$234,557,898

ADR	American Depository Receipt
* Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$217,723,746
Gross unrealized appreciation			20,382,840
Grossunrealized depreciation			(4,691,726)
Net unrealized appreciation			$15,691,114

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

COMMON STOCKS (98.0%)
	Shares	Value
Consumer Discretionary and Services (12.7%)
Abercrombie & Fitch Co. *	59,950	$4,794,201
Activision, Inc.	305,100	9,061,470
Avon Products, Inc. *	149,550	5,911,711
Bare Escentuals, Inc.	84,050	2,038,213
Coach, Inc.	41,800	1,278,244
Focus Media Holding Ltd. - ADR	140,750	7,996,008
FTI Consulting, Inc.	71,250	4,391,850
GameStop Corp.	103,700	6,440,807
Gildan Activewear Inc.	91,450	3,764,082
J.C. Penney Co., Inc. *	93,175	4,098,768
Kohl's Corp.	108,075	4,949,835
MSC Industrial Direct Co., Inc. *	144,025	5,828,692
Phillips-Van Heusen Corp. *	115,450	4,255,487
Omnicom Group Inc.*	88,500	4,206,405
Saks Inc.	353,550	7,339,698
TeleTech Holdings, Inc.	182,800	3,888,156
Urban Outfitters, Inc.	214,300	5,841,818
Vail Resorts, Inc.	41,000	2,206,210
		88,291,655
Consumer Staples (3.1%)
Church & Dwight Co., Inc. *	121,125	6,549,229
ConAgra Foods, Inc. *	423,750	10,081,012
Fomento Economico Mexicano S.A. de C.V. - ADR *	134,825	5,146,270
		21,776,511
Energy (9.2%)
Halliburton Co. *	155,925	5,911,117
National-Oilwell Varco, Inc.	123,700	9,087,002
Noble Corp. *	335,300	18,947,803
NRG Energy, Inc.	111,600	4,836,744
Petrohawk Energy Corp.	457,150	7,913,266
Pioneer Natural Resources Co. *	104,450	5,101,338
Range Resources Corp. *	93,275	4,790,604
Weatherford International Ltd.	68,475	4,697,385
Whiting Petroleum Corp.	40,000	2,306,400
		63,591,659
Financial Services (15.9%)
Ameriprise Financial, Inc. *	106,850	5,888,503
Annaly Capital Management, Inc. *	410,750	7,467,435
Arch Capital Group Ltd.	31,075	2,186,126
Assurant, Inc. *	127,400	8,523,060
BlackRock, Inc. *	23,600	5,116,480
CB Richard Ellis Group, Inc.	128,000	2,758,400
Chubb Corp. *	106,250	5,799,125
Digital Realty Trust, Inc. *	109,400	4,197,678
Fiserv, Inc.	72,625	4,029,961
IntercontinentalExchange, Inc.	22,900	4,408,250
Invesco Ltd.	123,250	3,867,585
Jones Lang LaSalle Inc. *	121,750	8,663,730
Lazard Ltd Cl. A *	195,150	7,938,702
Northern Trust Corp. *	99,600	7,627,368
Paychex, Inc. *	177,150	6,416,373
Raymond James Financial, Inc. *	112,625	3,678,333
Sotheby's Holdings, Inc. Cl. A *	245,075	9,337,358
Sunstone Hotel Investors, Inc. *	154,400	2,823,976
T. Rowe Price Group, Inc. *	91,850	5,591,828
The Charles Schwab Corp. *	139,400	3,561,670
		109,881,941
Health Care (11.4%)
Barr Pharmaceuticals, Inc.	94,700	5,028,570
Celgene Corp.	79,400	3,669,074
Endo Pharmaceuticals Holdings Inc.	295,375	7,877,651
Express Scripts, Inc.	94,900	6,927,700
Genzyme Corp.	49,311	3,670,711
Hologic, Inc.	140,646	9,653,941
Immucor, Inc.	246,000	8,361,540
Intuitive Surgical, Inc.	17,150	5,565,175
Inverness Medical Innovations, Inc.	75,350	4,233,163
Pediatrix Medical Group, Inc.	64,800	4,416,120
Psychiatric Solutions, Inc.	77,600	2,522,000
QIAGEN N.V.	341,350	7,185,418
Respironics, Inc.	71,200	4,662,176
Shire Pharmaceuticals Group PLC - ADR *	36,925	2,545,979
VCA Antech, Inc.	61,425	2,716,828
		79,036,046
Materials and Processing (13.7%)
Agnico-Eagle Mines Ltd. *	106,000	5,790,780
Airgas, Inc. *	80,650	4,202,671
Cleveland-Cliffs, Inc. *	62,000	6,249,600
Compagnie Generale de Geophysique - Veritas - ADR	213,450	11,963,873
EMCOR Group, Inc.	127,250	3,006,917
Energizer Holdings, Inc.	37,450	4,199,269
McDermott International, Inc.	345,524	20,396,282
Mosaic Co.	149,400	14,094,396
Packaging Corp. of America *	270,950	7,640,790

Shares	Value
Precision Castparts Corp. *	112,050	$15,541,335
Weyerhaeuser Co. *	25,300	1,865,622
		94,951,535
Other (2.3%)
Foster Wheeler Ltd.	71,050	11,014,171
Textron Inc. *	66,300	4,727,190
		15,741,361
Producer Durables (9.2%)
ASML Holding N. V. - ADR *	109,877	3,438,051
BE Aerospace, Inc.	115,600	6,115,240
CommScope, Inc.	95,850	4,716,778
Cooper Industries, Ltd. Cl. A *	135,850	7,183,748
Deere & Co. *	38,800	3,613,056
DryShips Inc. *	43,500	3,366,900
General Cable Corp.	177,850	13,032,848

Manitowoc Co., Inc. *		163,100	7,964,173
Terex Corp.		100,950	6,619,292
Thomas & Betts Corp.		161,975	7,943,254
			63,993,340
Technology (12.5%)
Adobe Systems, Inc.		98,625	4,214,246
Anixter International Inc.		127,750	7,954,993
Autodesk, Inc.		143,725	7,151,756
Ciena Corp.		99,275	3,386,270
Citrix Systems, Inc.		152,350	5,790,824
Cognizant Technology Solutions Corp.		168,550	5,720,587
F5 Networks, Inc.		121,475	3,464,467
Harris Corp. *		125,050	7,838,134
Intersil Corp. *		268,650	6,576,552
MICROS Systems, Inc.		51,800	3,634,288
National Semiconductor Corp. *		129,150	2,923,956
Nuance Communications, Inc.		367,800	6,870,504
NVIDIA Corp.		193,550	6,584,571
ON Semiconductor Corp.		339,250	3,012,540
Riverbed Technology, Inc.		164,950	4,410,763
Trimble Navigation Ltd.		144,275	4,362,876
Verigy Ltd.		103,675	2,816,850
			86,714,177
Utilities (8.0%)
Allegheny Energy, Inc.		166,300	10,578,343
Constellation Energy Group, Inc. *		55,750	5,716,047
Entergy Corp. *		70,150	8,384,328
ITC Holdings Corp. *		111,800	6,307,756
Mirant Corp.		246,300	9,600,774
NII Holdings, Inc.		100,150	4,839,248
Time Warner Telecom Inc.		193,350	3,923,072
Wisconsin Energy Corp. *		117,600	5,728,296
			55,077,864

Total Common Stocks
(Cost $626,122,375)			$679,056,089

		Principal
SHORT TERM INVESTMENTS (2.2%)		Amount	Value

Commercial Paper (2.2)
Kraft Foods 4.2%
4.20%, 01/02/2008		$15,031,000	$15,029,267

Money Market Mutual Funds (0.0%)
Fidelity Institutional Money Market
4.920%		185,156	185,156

Total Short-Term Investments
(Cost $15,214,423)			$15,214,423

Total Investments (100.2%)
(Cost $641,336,798)			$694,270,512

Liabilities in Excess of Other Assets (-0.2%)			(1,066,906)
TOTAL NET ASSETS - 100.0%			$693,203,606

ADR	American Depository Receipt
*	Non Income Producing

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$641,336,798
Gross unrealized appreciation			87,584,514
Grossunrealized depreciation			(34,650,800)
Net unrealized appreciation			$52,933,714

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

COMMON STOCKS (98.5%)
	Shares	Value
Autos and Transportation (0.9%)
Wabtec Corp. *	1,454,250	$50,084,370

Consumer Discretionary and Services (14.5%)
Activision, Inc.	2,152,600	63,932,220
Bare Escentuals, Inc.	684,719	16,604,436
Bright Horizons Family Solutions, Inc.	457,000	15,784,780
Coach, Inc.	346,500	10,595,970
Focus Media Holding Ltd. - ADR	1,165,200	66,195,012
FTI Consulting, Inc.	939,825	57,930,813
GameStop Corp.	846,675	52,586,984
Gildan Activewear Inc.	868,000	35,726,880
Iconix Brand Group, Inc.	1,336,700	26,279,522
J.C. Penney Co., Inc. *	513,400	22,584,466
Jack in The Box Inc.	1,803,350	46,472,330
The Knot, Inc.	1,241,196	19,784,664
MSC Industrial Direct Co., Inc. *	1,280,250	51,811,717
Phillips-Van Heusen Corp. *	897,725	33,090,144
Saks Inc.	2,662,700	55,277,652
TeleTech Holdings, Inc.	1,618,400	34,423,368
Texas Roadhouse, Inc.	2,071,156	22,906,985
The GEO Group, Inc.	995,575	27,876,100
THQ Inc.	1,114,400	31,414,936
Universal Electronics Inc.	493,650	16,507,656
Urban Outfitters, Inc.	1,345,550	36,679,693
Vail Resorts, Inc.	150,575	8,102,441
Volcom, Inc.	548,449	12,082,331
WMS Industries Inc.	1,502,175	55,039,692
		819,690,792
Consumer Staples (2.1%)
Church & Dwight Co., Inc. *	621,050	33,580,173
ConAgra Foods, Inc. *	1,846,025	43,916,935
Fomento Economico Mexicano S.A. de C.V. - ADR *	1,131,300	43,181,721
		120,678,829
Energy (8.9%)
Arena Resources, Inc.	857,694	35,774,417
ATP Oil & Gas Corp.	835,700	42,236,278
Hornbeck Offshore Services, Inc.	1,194,475	53,691,651
Noble Corp. *	2,678,800	151,378,988
NRG Energy, Inc.	921,818	39,951,592
Petrohawk Energy Corp.	4,928,600	85,314,066
Pioneer Natural Resources Co. *	233,450	11,401,698
Range Resources Corp. *	660,000	33,897,600
Tesco Corp.	631,700	18,110,839
Whiting Petroleum Corp.	505,700	29,158,662
		500,915,791
Financial Services (17.3%)
Ameriprise Financial, Inc. *	379,800	20,930,778
Annaly Capital Management, Inc. *	2,970,950	54,011,871
Arch Capital Group Ltd.	255,960	18,006,786
Assurant, Inc. *	1,103,475	73,822,477
Cascade Bancorp *	817,050	11,373,336
CB Richard Ellis Group, Inc.	1,028,200	22,157,710
Cohen & Steers, Inc. *	444,411	13,318,998
Digital Realty Trust, Inc. *	1,417,225	54,378,923
East West Bancorp, Inc. *	735,381	17,818,282
Fiserv, Inc.	601,700	33,388,333
GFI Group, Inc.	186,856	17,885,856
Huron Consulting Group Inc.	700,600	56,489,378
IntercontinentalExchange, Inc.	185,400	35,689,500
Invesco Ltd.	1,065,825	33,445,589
Investment Technology Group, Inc.	437,541	20,822,576
Investools, Inc.	1,237,400	21,951,476
Jones Lang LaSalle Inc. *	1,114,550	79,311,378
LaSalle Hotel Properties *	784,825	25,035,918
Lazard Ltd Cl. A *	1,858,275	75,594,627
Northern Trust Corp. *	790,600	60,544,148
Raymond James Financial, Inc. *	837,100	27,339,686
Signature Bank	796,401	26,878,534
Sotheby's Holdings, Inc. Cl. A *	2,722,420	103,724,202
Stifel Financial Corp.	566,725	29,792,733
Sunstone Hotel Investors, Inc. *	2,267,152	41,466,210
		975,179,305
Health Care (13.6%)
Allscripts Healthcare Solutions, Inc.	1,575,001	30,586,519
Barr Pharmaceuticals, Inc.	782,950	41,574,645
Chattem, Inc.	400,864	30,281,267
Endo Pharmaceuticals Holdings Inc.	3,128,096	83,426,320
Hologic, Inc.	1,398,824	96,015,279
Immucor, Inc.	1,797,078	61,082,681
Integra LifeSciences Holdings Corp.	463,588	19,438,245
Intuitive Surgical, Inc.	153,625	49,851,312
Inverness Medical Innovations, Inc.	686,600	38,573,188
Millennium Pharmaceuticals, Inc.	1,657,500	24,829,350
Myriad Genetics, Inc.	823,483	38,226,081
Omnicell, Inc.	821,675	22,127,708

Shares	Value
Orthofix International N.V.	103,728	$6,013,112
Pediatrix Medical Group, Inc.	530,200	36,133,130
Psychiatric Solutions, Inc.	642,389	20,877,643
QIAGEN N.V.	2,538,224	53,429,615
Respironics, Inc.	512,650	33,568,322
Shire Pharmaceuticals Group PLC - ADR *	310,577	21,414,284
SonoSite, Inc.	571,800	19,252,506
United Therapeutics Corp.	235,397	22,986,517
VCA Antech, Inc.	437,746	19,361,506
		769,049,230
Materials and Processing (11.7%)
Airgas, Inc. *		666,300	34,720,893
CF Industries Holdings, Inc. *		465,025	51,180,651
Cleveland-Cliffs, Inc. *		568,800	57,335,040
Compagnie Generale de Geophysique - Veritas - ADR		416,250	23,330,813
EMCOR Group, Inc.		1,271,175	30,037,865
Haynes International, Inc.		424,125	29,476,688
McDermott International, Inc.		2,960,225	174,742,082
Packaging Corp of America *		2,662,450	75,081,090
Precision Castparts Corp. *		851,450	118,096,115
Seabridge Gold Inc.		860,398	25,330,117
Zoltek Companies, Inc.		1,007,075	43,173,306
			662,504,660
Other (1.4%)
Foster Wheeler Ltd		516,600	80,083,332

Producer Durables (10.2%)
ASML Holding N.V. - ADR *		559,805	17,516,298
Astec Industries, Inc.		532,725	19,812,043
Baldor Electric Co. *		2,063,700	69,464,142
BE Aerospace, Inc.		1,043,450	55,198,505
CommScope, Inc.		811,375	39,927,764
General Cable Corp.		1,452,825	106,463,016
Herman Miller, Inc. *		841,269	27,248,703
Manitowoc Co., Inc. *		1,314,525	64,188,256
Middleby Corp.		318,050	24,368,991
OYO Geospace Corp.		291,550	21,971,208
Terex Corp.		562,275	36,868,372
Thomas & Betts Corp.		1,370,350	67,201,964
Woodward Governor Co. *		325,050	22,087,147
			572,316,409
Technology (12.6%)
Anixter International, Inc.		997,250	62,098,757
Aspen Technology, Inc.		1,174,000	19,042,280
Autodesk, Inc.		882,700	43,923,152
Ciena Corp.		758,100	25,858,791
Citrix Systems, Inc.		971,100	36,911,511
Diodes Inc.		1,249,408	37,569,699
F5 Networks, Inc.		1,157,075	32,999,779
FLIR Systems, Inc.		692,200	21,665,860
FormFactor, Inc.		826,488	27,356,753
Harris Corp. *		616,750	38,657,890
Intersil Corp. *		2,185,650	53,504,712
Ion Geophysical Corp.		709,550	11,196,699
MICROS Systems, Inc.		426,677	29,935,658
National Semiconductor Corp. *		1,415,225	32,040,694
Nuance Communications, Inc.		2,251,675	42,061,289
ON Semiconductor Corp.		2,918,850	25,919,388
Riverbed Technology, Inc.		1,140,850	30,506,329
Silicon Laboratories Inc.		670,200	25,085,586
SiRF Technology Holdings, Inc.		1,304,175	32,773,918
Trimble Navigation Ltd.		1,099,154	33,238,417
Verigy Ltd		929,265	25,248,130
ViaSat, Inc.		707,420	24,356,471
			711,951,763
Utilities (5.3%)
Allegheny Energy, Inc.		1,111,825	70,723,188
El Paso Electric Co.		853,400	21,821,438
ITC Holdings Corp. *		1,423,325	80,303,996
Mirant Corp.		440,000	17,151,200
NII Holdings, Inc.		610,350	29,492,112
Time Warner Telecom Inc.		1,608,300	32,632,407
Wisconsin Energy Corp. *		910,350	44,343,149
			296,467,490
Total Common Stocks
(Cost $4,753,984,635)			$5,558,921,971

		Principal
		Amount	Value
SHORT TERM INVESTMENTS (2.4%)

Commercial Paper (2.4%)
Deutsche Bank
3.25%, 01/02/2008		$25,178,000	$25,175,727
Homedepot
4.50%, 01/02/2008		62,781,000	62,773,152
Kraft Foods 4.2%
4.20%, 01/02/2008		22,052,000	22,049,427
Midamerican
4.15%, 01/02/2008		26,000,000	25,997,003
			135,995,309

		Principal
		Amount	Value
Variable Rate Demand Notes** (0.0%)
Wisconsin Corp. Central Credit Union
4.869%		$636,857	$636,857

Total Short-Term Investments
(Cost $136,632,166)			$136,632,166

Total Investments (100.9%)
(Cost $4,890,616,801)			$5,695,554,137

Liabilities in Excess of Other Assets (-0.9)%			(49,824,641)
NET ASSETS (100.0%)			$5,645,729,496

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$4,890,616,801
Gross unrealized appreciation			1,095,109,412
Grossunrealized depreciation			(290,172,076)
Net unrealized appreciation			$804,937,336

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal
	Amount	Value

DEBT SECURITIES (35.1%)
ASSET BACKED SECURITIES (2.1%)
Capital One
Series 2006-A6, 5.300%, 02/18/2014	$250,000	$257,611
Citibank Credit Card Issuance Trust
Series 2003-A3, 3.100%, 03/10/2010	500,000	498,556
Series 2006-A4, 5.450%, 05/10/2013	1,425,000	1,473,248
TOTAL ASSET BACKED SECURITIES		$2,229,415
(Cost $2,169,303)

COLLATERIZED MORTGAGE OBLIGATION (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	232,381	235,183
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $232,190 )		$235,183

CORPORATE BONDS (19.5%)
Finance (13.4%)
AFLAC Inc.
6.500%, 04/15/2009	700,000	718,432
Allstate Life
4.500%, 05/29/2009	690,000	692,398
American Express Co. *
4.750%, 06/17/2009	250,000	250,162
Ameriprise Financial, Inc. *
5.350%, 11/15/2010	300,000	305,130
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	277,536
Citigroup, Inc.
3.625%, 02/09/2009	100,000	98,686
4.125%, 02/22/2010	1,200,000	1,183,036
Countrywide Financial Corp.
4.500%, 06/15/2010	750,000	545,267
General Electric Capital Corp. *
4.125%, 09/01/2009	1,150,000	1,147,569
4.250%, 06/15/2012	150,000	148,057
Goldman Sachs Group
5.700%, 09/01/2012	1,050,000	1,081,361
Hartford Financial Services Group, Inc. *
5.250%, 10/15/2011	500,000	507,207
Household Finance Corp.
6.375%, 10/15/2011	500,000	515,592
International Lease Finance Corp.
5.350%, 03/01/2012	1,300,000	1,302,051
J.P. Morgan Chase & Co. *
5.600%, 06/01/2011	350,000	361,447
Key Bank N.A.
6.500%, 4/15/2008	500,000	501,922
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	250,000	245,771
Merrill Lynch
4.250%, 02/08/2010	850,000	833,665
Morgan Stanley *
5.300%, 03/01/2013	850,000	848,808
Northern Trust Corp.
5.300%, 08/29/2011	325,000	331,914
5.200%, 11/09/2012	225,000	228,204
SLM Corp.
4.000%, 01/15/2010	600,000	552,878
5.515%, 07/26/2010	775,000	713,787
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	255,299
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	457,253
		14,103,432
Industrials (5.2%)
Abbott Laboratories *
5.150%, 11/30/2012	550,000	562,731
Amgen Inc.
4.000%, 11/18/2009	550,000	546,188
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	807,463
Cisco Systems, Inc.
5.250%, 02/22/2011	350,000	359,098
Conoco Funding Co.
6.350%, 10/15/2011	700,000	744,116
Home Depot, Inc.
5.250%, 12/16/2013	750,000	730,530
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	589,273
Target Corp.
5.375%, 05/01/2017	575,000	563,000
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	494,424
		5,396,823

Principal
Amount	Value
Utilities (0.9%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	525,000	$544,716
Verizon Communications, Inc.
5.350%, 02/15/2011	375,000	384,431
		929,147
TOTAL CORPORATE BONDS
(Cost $20,625,233)		$20,429,402

MORTGAGE PASS-THROUGH SECURITIES (3.9%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	413,368	406,428
Pool #G01779, 5.000%, 04/01/2035	566,927	553,857
Pool #G02327, 6.500%, 08/01/2036	144,697	148,788
		1,109,073
Federal Home Loan Mortgage Association
Pool #555872, 5.000%, 11/01/2018	310,557	311,382
Pool #725690, 6.000%, 08/01/2034	931,715	947,567
Pool #807942, 5.500%, 12/01/2034	714,685	714,837
Pool #735394, 6.500%, 02/01/2035	161,040	166,312
Pool #824940, 5.500%, 06/01/2035	497,438	497,212
Pool #745275, 5.000%, 02/01/2036	302,146	295,024
		2,932,334
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $4,009,859)		$4,041,407

U.S. GOVERNMENT AGENCY ISSUES (5.1%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	884,701
Federal Home Loan Mortgage Corp.
5.750%, 01/15/2012	375,000	401,684
4.500%, 07/15/2013	975,000	999,298
		2,285,683
Federal National Mortgage Association
6.625%, 09/15/2009	300,000	314,991
4.625%, 06/01/2010	785,000	802,568
4.750%, 02/21/2013	1,000,000	1,036,371
5.375%, 07/15/2016	375,000	401,250
5.240%, 08/07/2018	500,000	517,337
		3,072,517
TOTAL U.S. GOVERNMENT AGENCY
(Cost $5,111,764)		$5,358,200

U.S. TREASURY NOTES (4.3%)
4.875%, 08/31/2008	375,000	378,399
3.625%, 05/15/2013	450,000	453,234
4.250%, 08/15/2013	1,350,000	1,399,676
4.250%, 11/15/2014	1,000,000	1,031,954
4.500%, 02/15/2016	1,250,000	1,301,465
		4,564,728
TOTAL U.S. TREASURY NOTES
(Cost $4,352,840)		$4,564,728

TOTAL DEBT SECURITIES
(Cost $36,501,189)		$36,858,335

COMMON STOCKS (63.5%)	Shares	Value
Consumer Discretionary (4.5%)
Abercrombie & Fitch Co. *	5,900	$471,823
Coach, Inc.	4,150	126,907
Comcast Corp. Cl. A	31,250	570,625
Gildan Activewear, Inc.	3,650	150,234
J.C. Penney Co., Inc. *	8,700	382,713
Kohl's Corp.	13,050	597,690
MGM Mirage	5,650	474,713
News Corp. Cl. A *	34,500	706,905
Omnicom Group Inc. *	17,150	815,139
TJX Companies, Inc. *	13,300	382,109
		4,678,858
Consumer Staples (5.8%)
Avon Products, Inc. *	12,450	492,148
ConAgra Foods, Inc. *	27,725	659,578
Energizer Holdings, Inc.	4,300	482,159
Fomento Economico Mexicano S.A. de C.V. - ADR *	9,500	362,615
PepsiCo, Inc. *	26,724	2,028,352
Procter & Gamble Co. *	28,549	2,096,067
		6,120,919
Energy (8.0%)
Devon Energy Corp. *	12,650	1,124,711
EnCana Corp. *	4,700	319,412
Halliburton Co. *	19,350	733,559
National-Oilwell Varco, Inc.	12,475	916,414
Noble Corp. *	11,200	632,912
Royal Dutch Shell PLC - ADR *	7,250	610,450
Schlumberger Ltd. *	8,400	826,308
Total SA - ADR *	13,950	1,152,270
Transocean Inc.	11,093	1,587,963
Weatherford International Ltd.	6,650	456,190
		8,360,189

Shares	Value
Financials (9.3%)
American Express Co. *	7,950	$413,559
American International Group, Inc. *	17,588	1,025,380
Ameriprise Financial, Inc. *	9,100	501,501
Annaly Capital Management, Inc. *	18,800	341,784
Assurant, Inc. *	9,150	612,135
Chubb Corp. *	6,100	332,938
Hartford Financial *	9,400	819,586
Invesco Ltd.	16,425	515,417
J.P. Morgan Chase & Co. *	32,125	1,402,256
Morgan Stanley *	13,875	736,901
Principal Financial Group, Inc. *	6,550	450,902
Prudential Financial, Inc. *	9,850	916,444
State Street Corp. *	10,100	820,120
T. Rowe Price Group Inc. *	7,500	456,600
The Charles Schwab Corp. *	17,450	445,848
		9,791,371
Health Care (9.5%)
Abbott Laboratories *	10,100	567,115
Aetna Inc. *	9,500	548,435
Allergan, Inc. *	6,650	427,196
Amgen Inc.	5,800	269,352
Barr Pharmaceuticals, Inc.	5,200	276,120
Baxter International Inc. *	5,700	330,885
Endo Pharmaceuticals Holdings Inc.	10,025	267,367
Express Scripts, Inc.	5,125	374,125
Genentech, Inc.	6,050	405,773
Genzyme Corp.	5,250	390,810
Gilead Sciences, Inc.	25,225	1,160,602
Hologic, Inc.	5,982	410,604
Medtronic, Inc. *	10,550	530,348
Merck & Co., Inc. *	24,000	1,394,640
Novartis AG - ADR *	11,900	646,289
QIAGEN N.V.	16,100	338,905
Shire Pharmaceuticals PLC - ADR *	3,650	251,668
Teva Pharmaceutical Industries, Ltd. - ADR *	13,700	636,776
ThermoFisher Scientific Inc.	3,400	196,112
Wyeth *	11,325	500,452
		9,923,574
Industrials (8.3%)
ABB Ltd. - ADR *	11,475	330,480
Boeing Co. *	6,700	585,982
Cooper Industries, Ltd. Cl. A. *	10,550	557,884
Deere & Co. *	4,600	428,352
Emerson Electric Co. *	11,550	654,423
Foster Wheeler Ltd.	3,750	581,325
General Electric Co. *	51,650	1,914,665
McDermott International, Inc.	19,725	1,164,367
Precision Castparts Corp. *	5,350	742,045
Terex Corp.	6,250	409,813
Textron Inc. *	7,500	534,750
United Technologies Corp. *	10,100	773,054
		8,677,140
Information Technology (11.8%)
Adobe Systems, Inc.	22,200	948,606
Apple Inc.	4,900	970,592
ASML Holding N. V. - ADR *	12,511	391,469
Autodesk, Inc.	9,300	462,768
Cisco Systems, Inc.	36,791	995,932
Citrix Systems, Inc.	9,350	355,393
Corning, Inc. *	40,850	979,992
Google Inc. Cl. A	1,525	1,054,507
Hewlett-Packard Co. *	19,600	989,408
Intel Corp. *	34,500	919,770
Intersil Corp. *	25,150	615,672
Microsoft Corp. *	30,200	1,075,120
National Semiconductor Corp. *	12,950	293,188
Oracle Corp.	50,300	1,135,774
Paychex, Inc. *	12,750	461,805
QUALCOMM, Inc. *	16,550	651,243
Trimble Navigation Ltd.	4,400	133,056
		12,434,295
Materials (3.7%)
Agnico-Eagle Mines Ltd. *	9,150	499,864
Alcoa, Inc. *	8,400	307,020
Companhia Vale do Rio Doce - ADR *	9,850	321,800
E.I. du Pont de Nemours & Co. *	11,300	498,217
Freeport-McMoRan Copper & Gold, Inc. *	6,850	701,714
Mosaic Co.	12,150	1,146,231
Weyerhaeuser Co. *	5,750	424,005
		3,898,851
Telecommunication Services (0.5%)
America Movil S.A.B. de C.V. - ADR *	7,925	486,516

Utilities (2.1%)
Constellation Energy Group, Inc. *	5,200	533,156
Entergy Corp. *	6,200	741,024
Mirant Corp.	14,950	582,751
NRG Energy, Inc.	7,825	339,136
		2,196,067
Total Common Stocks
(Cost $52,274,677)		$66,567,780

		Principal
SHORT TERM INVESTMENTS (1.6%)		Amount	Value

Commercial Paper (1.5%)
Kraft Foods
4.2%, 01/02/2008		$1,533,000	$1,532,823
Variable Rate Demand Notes** (0.1%)
Wisconsin Corp. Central Credit Union
4.869%		113,308	113,308
Total Short-Term Investments
(Cost $1,646,131)			$1,646,131
Total Investments (100.2%)
(Cost $90,421,997)			$105,072,246

Liabilities in Excess of Other Assets (-0.2)%			-187,104
NET ASSETS - 100.0%			$104,885,142

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$90,421,997
Gross unrealized appreciation			16,494,531
Grossunrealized depreciation			(1,844,282)
Net unrealized appreciation			$14,650,249

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal
	Amount	Value
DEBT SECURITIES (95.4%)
ASSET BACKED SECURITIES (5.2%)
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/17/2014	$300,000	$312,011
Capital One
Series 2005-A3, 4.050%, 3/15/2013	500,000	498,722
Series 2006-A6, 5.300%, 02/18/2014	725,000	747,072
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	252,039
Citibank Credit Card Issuance Trust
Series 2003-A3, 3.100%, 03/10/2010	500,000	498,556
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,809,253
TOTAL ASSET BACKED SECURITIES		$4,117,653
(Cost $4,006,260)

COLLATERIZED MORTGAGE OBLIGATIONS (0.4%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	302,095	305,737
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $301,847)		$305,737

CORPORATE BONDS (53.6%)
Finance (34.8%)
AFLAC Inc.
6.500%, 04/15/2009	2,150,000	2,206,614
Allstate Life
4.500%, 05/29/2009	1,075,000	1,078,737
American Express Co.
4.750%, 06/17/2009	875,000	875,566
Ameriprise Financial, Inc.
5.350%, 11/15/2010	600,000	610,261
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,400,000	1,412,911
Citigroup, Inc.
3.625%, 02/09/2009	935,000	922,711
5.625%, 08/27/2012	1,100,000	1,115,409
Countrywide Financial Corp.
4.500%, 06/15/2010	1,250,000	908,777
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,046,078
4.250%, 06/15/2012	1,350,000	1,332,508
Goldman Sachs Group
5.700%, 09/01/2012	2,025,000	2,085,483
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	950,000	963,693
Household Finance Corp.
6.375%, 10/15/2011	1,450,000	1,495,217
International Lease Finance Corp.
5.350%, 03/01/2012	1,250,000	1,251,972
J.P. Morgan Chase & Co.
5.600%, 06/01/2011	1,000,000	1,032,705
Key Bank N.A.
6.500%, 4/15/2008	500,000	501,922
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	1,500,000	1,474,627
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,348,575
Morgan Stanley
5.300%, 03/01/2013	1,375,000	1,373,071
Northern Trust Corp.
5.200%, 11/09/2012	1,000,000	1,014,238
SLM Corp.
4.000%, 01/15/2010	1,400,000	1,290,050
5.515%, 07/26/2010	1,050,000	967,067
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	255,299
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	968,301
		27,531,792
Industrials (15.8%)
Abbott Laboratories
5.150%, 11/30/2012	1,100,000	1,125,463
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,042,723
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	1,000,710
5.125%, 10/12/2011	1,000,000	1,009,328
Cisco Systems, Inc.
5.250%, 02/22/2011	950,000	974,695
Conoco Funding Co.
6.350%, 10/15/2011	1,750,000	1,860,290
Home Depot, Inc.
5.250%, 12/16/2013	1,175,000	1,144,497

Principal
Amount	Value
John Deere Capital Corp.
5.350%, 01/17/2012	1,100,000	$1,127,305
Target Corp.
5.375%, 05/01/2017	1,000,000	979,130
Walt Disney Co.
4.700%, 12/01/2012	250,000	250,263
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	988,848
5.000%, 01/15/2011	1,000,000	1,002,139
		12,505,391
Utilities - 3.0%
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,125,000	1,167,249
Verizon Communications, Inc.
5.350%, 02/15/2011	1,125,000	1,153,293
		2,320,542
TOTAL CORPORATE BONDS
(Cost $42,637,823)		$42,357,725

MORTGAGE PASS-THROUGH SECURITIES (7.1%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	311,601	306,370
Pool #G18073, 5.000%, 09/01/2020	177,907	178,110
Pool #G01779, 5.000%, 04/01/2035	430,733	420,803
Pool #G02327, 6.500%, 08/01/2036	422,461	434,406
		1,339,689
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	234,372	234,995
Pool #725690, 6.000%, 08/01/2034	970,055	986,560
Pool #807942, 5.500%, 12/01/2034	538,376	538,491
Pool #735394, 6.500%, 02/01/2035	123,289	127,326
Pool #824940, 5.500%, 06/01/2035	348,736	348,578
Pool #255813, 5.000%, 08/01/2035	858,934	838,688
Pool #735896, 6.000%, 09/01/2035	380,074	386,235
Pool #745283, 5.500%, 01/01/2036	409,228	409,042
Pool #745275, 5.000%, 02/01/2036	412,253	402,536
		4,272,451
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $5,568,100)		$5,612,140

U.S. GOVERNMENT AGENCY (16.2%)
Federal Home Loan Bank
4.000%, 11/13/2009	350,000	352,801
5.625%, 06/13/2016	1,250,000	1,340,456
		1,693,257
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	1,500,000	1,594,383
5.750%, 01/15/2012	250,000	267,789
4.500%, 07/15/2013	2,700,000	2,767,287
4.750%, 01/19/2016	500,000	516,674
		5,146,133
Federal National Mortgage Association
4.625%, 06/01/2010	1,000,000	1,022,380
6.000%, 05/15/2011	2,000,000	2,147,852
5.375%, 11/15/2011	1,000,000	1,057,804
4.375%, 03/15/2013	150,000	152,855
5.375%, 07/15/2016	750,000	802,501
5.240%, 08/07/2018	805,000	832,913
		6,016,305
TOTAL U.S. GOVERNMENT AGENCY
(Cost $12,290,460)		$12,855,695
U.S. TREASURY NOTES (12.9%)
3.625%, 01/15/2010		750,000	758,907
3.875%, 05/15/2010		500,000	509,610
4.500%, 03/31/2012		1,000,000	1,045,469
4.250%, 08/15/2013		1,250,000	1,295,996
4.000%, 02/15/2014		1,500,000	1,532,931
4.750%, 05/15/2014		1,250,000	1,329,590
4.250%, 11/15/2014		1,300,000	1,341,540
4.000%, 02/15/2015		1,000,000	1,014,454
4.500%, 02/15/2016		1,300,000	1,353,524
TOTAL U.S. TREASURY NOTES
(Cost $9,744,341)			$10,182,021

TOTAL DEBT SECURITIES
(Cost $74,548,831)			$75,430,971

SHORT TERM INVESTMENTS (3.5%)
Commercial Paper (3.4%)
Kraft Foods
4.2%, 01/02/2008		$2,709,000	$2,708,687
Variable Rate Demand Notes* (0.1%)
Wisconsin Corp. Central Credit Union
4.869%		85,352	85,352
TOTAL SHORT TERM INVESTMENTS
(Cost $2,794,040)			$2,794,039

Total Investments (98.9%)			$78,225,010
(Cost $77,342,871)
Other Assets in Excess of Liabilities (1.1%)			850,651
TOTAL NET ASSETS (100.0%)			$79,075,661

ADR	American Depository Receipt
*	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at December 31, 2007, was as follows*:

Cost of investments			$77,342,871
Gross unrealized appreciation			1,537,833
Grossunrealized depreciation			(655,694)
Net unrealized appreciation			$882,139

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title)  /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date   February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date February 27, 2008

* Print the name and title of each signing officer under his or her signature.